Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%	15.17%	[1]
S&P 500® Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 500 Total Return Index(2) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.03%	14.00%	14.93%	15.27%	[1]
Bloomberg Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Midcap Growth Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.28%	6.89%	11.83%	11.88%	[1]
Spyglass Growth Fund, Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.74%	4.01%	13.89%
Performance Inception Date		Oct. 01, 2015
Spyglass Growth Fund, Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.74%	3.10%	13.05%	13.24%	[1]
Spyglass Growth Fund, Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.32%	2.77%	11.33%	11.51%	[1]
Spyglass Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]					14.05%

[1]	The Since Inception returns include those of the Predecessor Partnership, which commenced operations on October 1, 2015. The Predecessor Partnership was not a regulated investment company and was not subject to the same investment and tax restrictions as the Fund. After-tax returns for periods prior to 2018 do not reflect the tax treatment applicable to a regulated investment company.